The shared based compensation (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Shares issued to management, shares	480,000
Shares issued as consideration for employee compensation	$ 436,800
Dawei Chen [Member] | Chief Financial Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued to management, shares	240,000